Share capital	12 Months Ended
Dec. 31, 2013
Share capital:
Stockholders Equity Note Disclosure [Text Block]
17.	Share capital:

During the year ended December 31, 2013, the Company issued 721,186 common shares, net of cancellations, upon exercises of stock options and share units (year ended December 31, 2012 – 513,490 common shares; nine months ended December 31, 2011 – 568,276 common shares). The Company issues shares from treasury to satisfy stock option and share unit exercises.

On October 1, 2013, the Company issued 6,000,000 common shares at a price of $25.39 per share.  Gross proceeds totaled $152,340, and the Company incurred share issuance costs of $5,065.

On June 28, 2013, the Company issued 718,485 common shares at a price of $33.53 per share as part of the consideration paid to acquire BAF (note 4(a)).

On February 27, 2012, the Company issued 6,325,000 common shares at a price of $43.25 per share. Gross proceeds totaled $273,556, and the Company incurred share issuance costs of $8,126.

On October 11, 2011, the Company issued 33,161 common shares at a price of $28.74 per share as part of the consideration paid to acquire AFV (note 4(c)).

On July 1, 2011, the Company issued 881,860 common shares at a price of $25.06 per share as part of the consideration paid to acquire Emer (note 4(d)).